Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019,000,000
Changes during the period	0
At the end of the current year	2,019,000,000	2,019,000,000
Ordinary shares	2,019,000,000	2,019,000,000
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736	$ 1,736
Changes during the period	$ 385
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	1,693,000,000
Ordinary shares	1,693,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	46,992,567
Ordinary shares	46,992,567
Restricted shares	325,999,817
At the end of the previous year	59,900,000
Changes during the period	(12,900,000)
At the end of the current year	47,000,000	59,900,000
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (2,556)
Changes during the period	(974)
At the end of the current year	(3,530)	$ (2,556)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(6,270)
Changes during the period	1,359	279	$ 2,431
At the end of the current year	$ (4,911)	$ (6,270)

[1]	See Note 23 Changes in equity and earnings per share.